Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details)	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Ownership interest in subsidiaries (as a percent)	100.00%	100.00%